Short-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-term investments
Schedule of short-term investments

	December 31, 2025	December 31, 2024
	$	$
Guaranteed Investment Certificates	17,906	8,475
Total short-term investments	17,906	8,475